Related Party Transactions - Summary of Remuneration Of And Outstanding Balances With Zegna Directors And Key Executives With Strategic Responsibilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Short-term employee benefits	€ 16,853	€ 9,414	€ 11,790
Post-employment benefits	4,012	736	956
Share-based payments	14,012	(9,975)	1,016
Dividends	0	1,116	1,465
Other long-term benefits	8,702	0	0
Purchase of investments	0	0	1,762
Key management personnel of entity or parent [member]
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Employee benefits	12,865	538	526
Other non current financial liabilities	135,726	198,046	214,389
Other current liabilities	7,990	991	1,193
Non-current financial assets	€ 2,219	€ 0	€ 0